U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 16, 2012

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

The Trust files herewith a preliminary proxy statement on behalf of the Perkins Discovery Fund (the “Fund”) seeking shareholder approval to reorganize the Fund from a series of the Trust to a series of World Funds Trust (the “Reorganization”). .Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.  The Trust expects to file its definitive proxy statement on or about August 31, 2012.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary
Professionally Managed Portfolios

Enclosures